Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Computer equipment	3 years	3 years